CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Current Assets:
Cash and cash equivalents	$ 202,406	$ 50,059	$ 241,051
Accounts receivable, net	566,053	750,380	588,042
Inventories, net	992,472	1,133,451	1,073,256
Prepaid expenses	81,832	88,129	65,182
Total current assets	1,842,763	2,022,019	1,967,531
Property and Equipment:
Machinery and equipment	2,482,971	2,479,471	2,431,127
Leasehold improvements	553,596	553,596	553,596
Furniture and fixtures	148,303	148,303	148,303
Vehicles	19,674	19,674	19,674
Total	3,204,544	3,201,044	3,152,700
Less: Accumulated depreciation and amortization	(3,130,470)	(3,122,849)	(3,096,993)
Net fixed assets	74,074	78,195	55,707
Patents, net	23,214	22,874	18,644
TOTAL ASSETS	1,940,051	2,123,088	2,041,882
Current Liabilities:
Current portion of capital lease obligation	7,987	7,857	0
Accounts payable	1,211,646	1,151,561	912,150
Customer advances	11,025	0	118,800
Accrued employee compensation	184,307	238,381	222,222
Accrued professional services	91,350	65,550	60,735
Accrued warranty expense	25,000	25,000	25,000
Other accrued liabilities	24,162	15,612	36,087
Total current liabilities	1,555,477	1,503,961	1,374,994
Capital lease obligation, net of current portion	29,909	31,955	0
Stockholders' Equity:
Common stock, $0.01 par value - Authorized - 50,000,000 shares; Issued and Outstanding - 7,539,582 shares at September 30, 2016 and June 30, 2016	75,396	75,396	63,898
Additional paid-in capital	44,236,952	44,176,051	43,232,500
Accumulated deficit	(43,957,683)	(43,664,275)	(42,629,510)
Total stockholders' equity	354,665	587,172	666,888
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,940,051	$ 2,123,088	$ 2,041,882